Transactions with Related Parties	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Transactions with Related Parties

2. Transactions with Related Parties

(a) Tsakos Energy Management Limited (the “Management Company”): The Holding Company has a Management Agreement (“Management Agreement”) with the Management Company, a Liberian corporation, to provide overall executive and commercial management of its affairs for a monthly fee, which may be adjusted per the Management Agreement of March 8, 2007, effective from January 1, 2008, at the beginning of each year, in accordance with the terms of the Management Agreement, if both parties agree.

On January 1, 2021, monthly fees for operating conventional vessels were $27.5, for the suezmax Eurochampion 2004, the aframaxes Maria Princess and Sapporo Princess, the VLCCs Ulysses, Hercules I, which are managed by a third-party manager, amounted to $28.0, for chartered in vessels or chartered out on a bare-boat basis and for vessels under construction monthly fees were $20.4, $35.0 for the DP2 shuttle tankers, while the monthly fees for LNG carriers, Neo Energy and Maria Energy amounted to $37.8.

On January 1, 2022, monthly fees for operating conventional vessels were $27.5, for the suezmax Eurochampion 2004, the aframaxes Maria Princess and Sapporo Princess, the VLCCs Ulysses, Hercules I, which are managed by a third-party manager, amounted to $28.6, for third-party managed vessels, the handymaxes Afrodite and Ariadne, were $27.5, for chartered in vessels or chartered out on a bare-boat basis and for vessels under construction monthly fees were $20.4, $35.0 for the DP2 suezmax shuttle tankers, while the monthly fees for LNG carriers, Neo Energy and Maria Energy were $38.9 and $30.8 for the LNG carrier Tenergy (since delivery January 12, 2022). From May 1, 2022, monthly fees increased to $28.5 for all conventional vessels, for third-party managed vessels, the suezmax Eurochampion 2004, the aframaxes Maria Princess and Sapporo Princess, the VLCCs Ulysses, Hercules I increased to $29.1, for the handymaxes Afrodite and Ariadne remained at $27.5, for the suezmax tanker Decathlon $28.5 (from August 1, 2022). For chartered in vessels or chartered out on a bare-boat basis and for vessels under construction, monthly fees increased to $21.0, $36.0 for the DP2 suezmax shuttle tankers, while the monthly fees for LNG carriers, Neo Energy and Maria Energy increased to $42.4 and $34.3 for the LNG carrier Tenergy.

On January 1, 2023, monthly fees for operating conventional vessels were $30.0, for the suezmax Eurochampion 2004, the aframaxes Maria Princess and Sapporo Princess, the VLCCs Ulysses, Hercules I, which are managed by a third-party manager, amounted to $29.7, for third-party managed vessels, the handymaxes Afrodite and Ariadne (up to the sale, March 7, 2023 and February 16, 2023, respectively) and the aframax Ise Princess were $28.9, for chartered in vessels or chartered out on a bare-boat basis and for vessels under construction monthly fees were $21.0, $36.0 for the DP2 suezmax shuttle tankers, while the monthly fees for LNG carriers, Neo Energy and Maria Energy were $45.1 and $36.7 for the LNG carrier Tenergy. Monthly fees for VLCC Dias I, which is managed by a third-party manager, remained at $28.7. Monthly fees for the suezmax Decathlon, which is managed by a third-party manager amounted to $28.4.

The Management Company, for services rendered, charged $19,503, $20,228 and $20,203 for the years ended December 31, 2023, 2022 and 2021, respectively. Management fees for vessels are included in the General and Administrative Expenses in the accompanying consolidated statements of comprehensive income (loss).

In addition to the Management fee, the Management Agreement provides for an incentive award to the Management Company, which is at the absolute discretion of the Holding Company’s Board of Directors. For the years ended December 31, 2023, 2022 and 2021, an award of $5,000, $1,000, and $500, respectively, was granted to the Management Company and is included in the General and Administrative expenses in the accompanying consolidated statements of comprehensive income (loss).

The Holding Company and the Management Company have certain officers and directors in common. The Chief Executive Officer and Director of the Holding Company, is also the sole stockholder of the Management Company and the son of the founder of TST (as defined below). The Management Company may unilaterally terminate its Management Agreement with the Holding Company at any time upon one year’s notice. In addition, if even one director is elected to the Holding Company without the recommendation of the existing Board of Directors, the Holding Company would be obligated to pay the Management Company an amount calculated in accordance with the terms of the Management Agreement. Under the terms of the Management Agreement between the Holding Company and the Management Company, the Holding Company may terminate the Management Agreement only under specific circumstances, without the prior approval of the Holding Company’s Board of Directors.

Estimated future management fees payable over the next ten years under the Management Agreement, exclusive of any incentive awards and based on existing vessels and known vessels scheduled for future delivery as at December 31, 2023, are $22,886 for 2024, $23,154 for 2025, $22,848 for 2026, $22,488 for 2027, $22,368 for 2028 and $95,076 from 2029 to 2033.

Also, under the terms of the Management Agreement, the Management Company provide supervisory services for the construction of new vessels for a monthly fee of $20.4 in 2021, and until April 30, 2022. From May 1, 2022, monthly fees amount to $21.0. These fees in total amounted to $1,897, $1,107 and $530 for the years ended December 31, 2023, 2022 and 2021, respectively and are either accounted for as part of construction costs for delivered vessels or are included in Advances for vessels under construction. At December 31, 2023, the amount due to the Management Company was $157 ($165 at December 31, 2022).

(b) Tsakos Shipmanagement S.A. (“TSM”): The Management Company appointed TSM (previously named TCM, until May 2, 2023) to provide technical management to the Company’s vessels up to February 2023, where TST assumed all technical management responsibilities for all vessels under TSM structure. TSM, with the consent of the Holding Company, may subcontract all or part of the technical management of any vessel to an alternative unrelated technical manager.

The previously named TCM was owned jointly and in equal part by related party interests and by a private German group during the period up to February 2023, and is now fully owned by related party interests. TSM for technical services charged $567, $1,947 and $2,186 for the years ended December 31, 2023, 2022 and 2021, respectively, and it is included in operating expenses in the accompanying consolidated statements of comprehensive income (loss).

At December 31, 2023, the amount due from TSM was $5,287 ($8,889 at December 31, 2022), relating to advance payments on vessel operating expenses.

In February 2023, TST (Note 2(c)) assumed all technical management responsibilities for all vessels under the TSM structure.

TSM has a 25% share in a manning agency, located in the Philippines, named TSM Tsakos Maritime Philippines (TMPI), which provides crew to certain of the Company’s vessels. The Company has no control or ownership directly in TSM Tsakos Maritime Philippines, nor had any direct transactions to date with the agency.

(c) Tsakos Shipping and Trading S.A. (“TST”): The Management Company appointed Tsakos Shipping to provide technical management to the Company’s vessels from February 2023. The Management Company, at its own expense, pays technical management fees to TST, and the Company bears and pays directly to TST most of its operating expenses, including repairs and maintenance, provisioning and crewing of the Company’s vessels, as well as certain charges which are capitalized or deferred, including reimbursement of the costs of TST personnel sent overseas to supervise repairs and perform inspections on the Company’s vessels.

TST for technical services rendered charged $1,203, $nil, $nil for the years ended December 31, 2023, 2022 and 2021, respectively, included in operating expenses in the accompanying consolidated statements of comprehensive income. At December 31, 2023, the amount due from Tsakos Shipping as technical manager was $1,098 ($nil at December 31, 2022).

Tsakos Shipping provides chartering services for the Company’s vessels by communicating with third-party brokers to solicit research and propose charters. For this service, the Company pays Tsakos Shipping a chartering commission of approximately 1.25% on all freights, hires and demurrages. Such commissions are included in Voyage expenses in the accompanying consolidated statements of comprehensive income (loss). Tsakos Shipping also provides sale and purchases of vessels brokerage service. In 2023, 2022 and 2021, Tsakos Shipping charged a brokerage commission of $848 (representing 0.5% of the sale price) for the sale of the six handymax tankers, Artemis, Afrodite, Ariadne, Aris, Apollon, Ajax and the two handysize tankers Arion and Amphitrite, $326 (representing 1.0% of the sale price) for the sale of the aframax tanker Proteas and the panamax tanker Inca and $96 (representing 1% of the sale price) for the sale of the panamax tanker Maya respectively. Tsakos Shipping may also charge a fee on delivery of each new building vessel in payment for the cost of design and supervision of the new building by Tsakos Shipping. In 2023, $500 was charged for supervision fees of the LNG carrier, Tenergy and the DP2 suezmax shuttle tanker, Porto, both delivered in 2022. In 2022 and 2021, no such fee was charged. All commissions are paid in the ordinary course of the Company’s business.

Tsakos Shipping for chartering services rendered charged $11,026, $10,684 and $6,821 for the years ended December 31, 2023, 2022 and 2021, respectively. At December 31, 2023, the amount due to Tsakos Shipping as commercial manager was $1,501 ($3,217 at December 31, 2022). At December 31, 2023, an amount of $667 ($506 at December 31, 2022) is also due to Tsakos Shipping, included in accrued liabilities, which relates to services rendered but not yet invoiced.

(d) Argosy Insurance Company Limited (“Argosy”): The Company places its hull and machinery insurance, increased value insurance, war risk insurance and certain other insurance through Argosy, a captive insurance company affiliated with Tsakos Shipping. Argosy, for services rendered, charged $14,420, $10,965 and $10,002 for the years ended December 31, 2023, 2022 and 2021, respectively. At December 31, 2023, the amount due to Argosy was $2,468 ($3,569 at December 31, 2022). At December 31, 2023, an amount of $328 ($259 at December 31, 2022) is also due to Argosy, included in accrued liabilities, which relates to services rendered but not yet invoiced.

(e) AirMania Travel S.A. (“AirMania”): Apart from third-party agents, the Company also uses an affiliated company, AirMania, for travel services. AirMania, for services rendered, charged $6,589, $6,437, and $5,098 for the years ended December 31, 2023, 2022 and 2021, respectively.

At December 31, 2023, the amount due to AirMania was $530 ($488 at December 31, 2022).